                            DRUEN, RATH & DIETRICH
                               ATTORNEYS AT LAW
                             ONE NATIONWIDE PLAZA
                             COLUMBUS, OHIO 43216

January 22, 1997

VIA ELECTRONIC TRANSMISSION
---------------------------

The United States Securities
    and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Subject:    Nationwide Fidelity Advisor Variable Account
            Nationwide Life Insurance Company
            Post-Effective Amendment No. 4; Form N-4
            SEC File No. 33-82190
            CIK No. 0000927751

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Fidelity Advisor Variable Account (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) under Rule 497 does not differ from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Registration Statement for the Company and the Variable Account which was filed with the Securities and Exchange Commission electronically on January 17, 1997.

The United States Securities
       and Exchange Commission
January 22, 1997
Page 2


If there are any questions in connection with the enclosed, please contact Heather Harker-Nye at (614) 249-0075.


Very truly yours,

DRUEN, RATH & DIETRICH


/s/ Joseph P. Rath

HHN/pj


cc:   Assistant Chief
      c/o Patrice Pitts
      Stop 10-6
      Office of Insurance Products and Legal Compliance